Consolidation Statements of Changes in Equity - USD ($)		Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Shareholders' Equity	Non-controlling Interest	Total
Beginning Balance at Mar. 31, 2017		$ 32,000	$ 217,395	$ 64,190	$ 6,381,514	$ (544,852)	$ 6,150,247	$ 101,797	$ 6,252,044
Beginning Balance, Shares at Mar. 31, 2017	[1]	3,200,000
Capital contribution								41,119	41,119
Net income (loss) for the year					1,144,603		1,144,603	58,874	1,203,477
Appropriation of statutory reserves				152,811	(152,811)
Foreign currency translation gain (loss)						660,867	660,867	15,806	676,673
Ending Balance at Mar. 31, 2018		$ 32,000	217,395	217,001	7,373,306	116,015	7,955,717	217,596	8,173,313
Ending Balance, Shares at Mar. 31, 2018	[1]	3,200,000
Capital contribution								65,168	65,168
Net income (loss) for the year					(946,183)		(946,183)	(72,344)	(1,018,527)
Appropriation of statutory reserves				5,179	(5,179)
Foreign currency translation gain (loss)						(523,184)	(523,184)	93	(522,251)
Ending Balance at Mar. 31, 2019		$ 32,000	217,395	222,180	6,421,944	(407,169)	6,486,350	211,353	6,697,703
Ending Balance, Shares at Mar. 31, 2019	[1]	3,200,000
Common stock issued net of stock issuance costs		$ 11,810	4,581,989				4,593,799		4,593,799
Common stock issued net of stock issuance costs, shares	[1]	1,181,033
Net income (loss) for the year					(1,688,701)		(1,688,701)	47,614	(1,641,087)
Appropriation of statutory reserves				9,244	(9,244)
Foreign currency translation gain (loss)						(326,859)	(326,859)	(24,427)	(351,286)
Ending Balance at Mar. 31, 2020		$ 43,810	$ 4,799,384	$ 231,424	$ 4,723,999	$ (734,028)	$ 9,064,589	$ 234,540	$ 9,299,129
Ending Balance, Shares at Mar. 31, 2020	[1]	4,381,033

[1]	Retrospectively restated for effect of stock split and reorganization